The Huntington Funds

Class A Shares
Class B Shares
Institutional Shares
Interfund Shares
Supplement to Prospectuses dated May 1, 2009

1. A Special Meeting of shareholders of The Huntington Funds (Trust) will be held at 2960 N. MeridianStreet,Suite 300, Indianapolis, IN 46208, at 2:00 p.m. (Eastern time) on January 29, 2010.  At thismeeting, shareholders will be asked to vote on the following proposals:

•
To elect three (3) Trustees - Alistair Jessiman, B. Randolph Bateman and William H. Zimmer III - each to hold office without limit in time until death, resignation, retirement or removal, or until the next meeting of shareholders to elect successor Trustees and the election and qualification of his successor (to be voted upon by all shareholders of the Trust); and

•
To change the fundamental investment goal of Huntington Short/Intermediate Fixed Income Securities Fund to the following: “to seek to achieve current income” (to be voted upon by shareholders of the affected Fund only).  The current investment goal reads as follows: “to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.”

The shareholders may also vote upon any other business that may properly come before the Special Meeting or any adjournments thereof.

              Shareholders will be notified if these proposals are not approved.

              Please keep this supplement for your records.

December 17, 2009

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